GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
GOODWILL [Abstract]
Goodwill	$ 50,217	$ 50,217	$ 50,217